U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.  Name and address of issuer:

    The Putnam Fund for Growth and Income
    One Post Office Square
    Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

    Class A shares, Class B shares, Class M shares and Class
    Y shares

3.  Investment Company Act File Number: (40Act 811-781)

    Securities Act File Number: (Reg. No. 2-13644)

4.  Last day of fiscal year for which this notice is filed:

    October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                 [   ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

    222,931,046 shares  $3,232,876,327

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

    222,931,046 shares  $3,232,876,327

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    40,230,532 shares   $529,572,117

12. Calculation of registration fee:



(i)  Aggregate sale price of securities
     sold during the fiscal year in
     reliance on rule 24f-2 (from Item
     10):
$                                                             3,232,876,327



(ii) Aggregate price of shares issued in
     connection with dividend reinvestment
     plans (from Item 11, if applicable):
$                                                               529,572,117



(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):

$                                                             1,600,651,389


(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
NONE


(v)  Net aggregate price of securities
     sold and issued during the fiscal
     year in reliance on rule 24f-2 [line
     (i), plus line (ii), less line (iii),
     plus line (iv)] (if applicable):
$                                                           2,161,797,055


(                               vi) Multiplier prescribed by Section 6(b)
                                         of the Securities Act of 1933 or
                                       other applicable law or regulation
                                                   (see Instruction C.6):

                                                             1/29th of 1%


                                  (vii)     Fee due [line (i) or line (v)
                                                multiplied by line (vi)]:

$                                                                745,447.26

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
    CFR 202.3a).

                                                 [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 22, 1995

                                SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)          __________________________________
                             John D. Hughes
                             Senior Vice President and Treasurer

Date: December 28, 1995